Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Teledyne Technologies Inc.(a)	29,696	$9,671,096

Automobiles — 2.4%
Tesla Inc.(a)(b)	275,592	215,479,873

Beverages — 0.3%
Monster Beverage Corp.(a)	378,987	23,425,187

Biotechnology — 9.8%
AbbVie Inc.	1,548,239	127,265,246
Alnylam Pharmaceuticals Inc.(a)(b)	168,303	22,165,505
Amgen Inc.	701,861	167,899,188
Biogen Inc.(a)	306,562	90,996,798
BioMarin Pharmaceutical Inc.(a)	299,097	27,522,906
Gilead Sciences Inc.	1,972,125	165,658,500
Incyte Corp.(a)	182,953	17,867,190
Neurocrine Biosciences Inc.(a)	82,918	8,137,573
Regeneron Pharmaceuticals Inc.(a)(b)	165,050	86,796,494
Sarepta Therapeutics Inc.(a)	107,433	12,664,202
Seattle Genetics Inc.(a)	204,137	28,013,721
Vertex Pharmaceuticals Inc.(a)	523,425	131,484,360

		886,471,683

Capital Markets — 3.1%
BlackRock Inc.(c)	115,005	57,737,110
FactSet Research Systems Inc.	47,400	13,035,000
MarketAxess Holdings Inc.	40,427	18,394,689
Moody’s Corp.	190,293	46,412,463
MSCI Inc.(b)	172,539	56,420,253
S&P Global Inc.	250,641	73,407,736
State Street Corp.	283,270	17,857,341

		283,264,592

Commercial Services & Supplies — 0.1%
Rollins Inc.	182,091	7,283,640

Containers & Packaging — 0.1%
Crown Holdings Inc.(a)(b)	99,072	6,381,228

Electric Utilities — 1.7%
Eversource Energy	242,472	19,567,490
NextEra Energy Inc.	558,505	129,081,676

		148,649,166

Electrical Equipment — 0.5%
Eaton Corp. PLC	345,327	28,834,805
Rockwell Automation Inc.	93,457	17,708,232

		46,543,037

Entertainment — 4.9%
Activision Blizzard Inc.(b)	1,044,656	66,575,927
Electronic Arts Inc.(a)	319,016	36,450,768
Netflix Inc.(a)(b)	811,279	340,615,488

		443,642,183

Equity Real Estate Investment Trusts (REITs) — 3.9%
American Tower Corp.	430,505	102,460,190
Crown Castle International Corp.	477,070	76,059,270
Digital Realty Trust Inc.	326,588	48,821,640
Equinix Inc.	109,012	73,604,902
Medical Properties Trust Inc.	380,034	6,513,783
SBA Communications Corp.	154,815	44,883,965

		352,343,750

Security	Shares	Value

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	435,830	$132,056,490
Kroger Co. (The)	1,137,959	35,970,884

		168,027,374

Food Products — 0.4%
Campbell Soup Co.	162,564	8,124,949
Hormel Foods Corp.	382,260	17,908,881
JM Smucker Co. (The)	120,266	13,819,766

		39,853,596

Health Care Equipment & Supplies — 1.5%
Align Technology Inc.(a)(b)	72,485	15,573,402
DexCom Inc.(a)(b)	186,482	62,508,766
Insulet Corp.(a)(b)	64,270	12,836,004
ResMed Inc.	180,055	27,966,143
West Pharmaceutical Services Inc.	92,002	17,412,299

		136,296,614

Health Care Providers & Services — 7.9%
AmerisourceBergen Corp.	188,456	16,896,965
Cardinal Health Inc.	312,362	15,455,672
Centene Corp.(a)(b)	1,100,963	73,302,116
Cigna Corp.(a)	540,627	105,843,954
DaVita Inc.(a)	163,160	12,891,272
Humana Inc.	202,458	77,302,514
McKesson Corp.	161,747	22,846,764
UnitedHealth Group Inc.	1,333,369	389,970,431

		714,509,688

Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	142,137	27,119,740

Hotels, Restaurants & Leisure — 0.3%
Domino’s Pizza Inc.(b)	72,074	26,085,743

Household Products — 0.4%
Clorox Co. (The)	200,757	37,429,135

Industrial Conglomerates — 0.5%
General Electric Co.	7,078,153	48,131,440

Insurance — 0.2%
Arthur J Gallagher & Co.	131,834	10,348,969
Brown & Brown Inc.(b)	250,698	9,002,565

		19,351,534

Interactive Media & Services — 5.4%
Alphabet Inc., Class A(a)(b)	174,374	234,829,466
Alphabet Inc., Class C, NVS(a)(b)	181,710	245,065,008
Zillow Group Inc., Class C, NVS(a)(b)	169,350	7,444,626

		487,339,100

Internet & Direct Marketing Retail — 5.1%
Amazon.com Inc.(a)	187,577	464,065,498

IT Services — 1.7%
Akamai Technologies Inc.(a)	166,231	16,242,431
EPAM Systems Inc.(a)(b)	59,369	13,114,018
Global Payments Inc.	237,541	39,436,557
Jack Henry & Associates Inc.	95,859	15,677,740
Leidos Holdings Inc.(b)	161,319	15,939,930
MongoDB Inc.(a)	63,646	10,318,926
Okta Inc.(a)	172,283	26,066,418
Square Inc., Class A(a)(b)	281,660	18,347,332

		155,143,352

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories Inc., Class A(a)	26,406	$11,621,281
Mettler-Toledo International Inc.(a)	23,393	16,841,556
Thermo Fisher Scientific Inc.	373,853	125,121,122

		153,583,959

Machinery — 0.6%
Illinois Tool Works Inc.	239,437	38,908,513
Ingersoll Rand Inc.(a)(b)	250,654	7,289,018
WABCO Holdings Inc.(a)	54,363	7,305,300

		53,502,831

Media — 1.2%
Charter Communications Inc., Class A(a)(b)	177,156	87,732,966
Liberty Broadband Corp., Class C, NVS(a)	125,443	15,389,347

		103,122,313

Metals & Mining — 0.8%
Newmont Corp.	1,247,332	74,191,307

Oil, Gas & Consumable Fuels — 0.1%
Cabot Oil & Gas Corp.	396,679	8,576,200

Pharmaceuticals — 10.9%
Allergan PLC(b)	380,176	71,222,172
Bristol-Myers Squibb Co.	3,169,582	192,742,281
Eli Lilly & Co.	1,579,518	244,256,664
Johnson & Johnson	2,845,528	426,943,021
Zoetis Inc.(b)	406,172	52,522,101

		987,686,239

Professional Services — 0.5%
CoStar Group Inc.(a)	36,604	23,728,909
IHS Markit Ltd.	272,515	18,340,260

		42,069,169

Road & Rail — 0.4%
Kansas City Southern	89,015	11,620,908
Old Dominion Freight Line Inc.	139,685	20,294,834

		31,915,742

Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices Inc.(a)	1,953,273	102,331,972
Applied Materials Inc.	798,211	39,655,123
Intel Corp.	5,046,355	302,680,373
Lam Research Corp.	160,156	40,884,624
Micron Technology Inc.(a)	1,100,918	52,722,963
NVIDIA Corp.	1,139,669	333,102,455
Qorvo Inc.(a)	141,904	13,910,849
Skyworks Solutions Inc.	227,849	23,668,954
Teradyne Inc.(b)	150,806	9,431,407

		918,388,720

Software — 13.8%
Adobe Inc.(a)	742,179	262,464,182
ANSYS Inc.(a)(b)	99,504	26,053,132
Autodesk Inc.(a)	255,852	47,877,585
Cadence Design Systems Inc.(a)	287,127	23,294,614
Citrix Systems Inc.(b)	264,969	38,423,155
DocuSign Inc.(a)	215,282	22,550,790
Fortinet Inc.(a)	265,680	28,624,363
Microsoft Corp.	2,571,435	460,826,866

Security	Shares	Value

Software (continued)
NortonLifeLock Inc.(b)	1,094,831	$23,287,055
Paycom Software Inc.(a)(b)	47,309	12,348,595
PTC Inc.(a)	87,001	6,024,819
RingCentral Inc., Class A(a)(b)	152,865	34,934,238
salesforce.com Inc.(a)	779,431	126,228,851
ServiceNow Inc.(a)(b)	255,349	89,765,388
Splunk Inc.(a)(b)	180,040	25,270,414
Tyler Technologies Inc.(a)(b)	59,422	19,056,041

		1,247,030,088

Specialty Retail — 0.3%
Tiffany & Co.	214,945	27,190,543

Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	1,625,194	477,481,997
HP Inc.	1,238,861	19,214,734

		496,696,731

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica Inc.(a)(b)	110,202	24,627,943

Tobacco — 1.2%
Philip Morris International Inc.	1,444,855	107,786,183

Trading Companies & Distributors — 0.3%
Fastenal Co.(b)	520,113	18,838,493
United Rentals Inc.(a)(b)	54,120	6,954,420

		25,792,913

Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.(a)(b)	529,558	46,495,192

Total Common Stocks — 100.8% (Cost: $8,317,716,462)		9,095,164,322

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	197,198,929	197,415,847
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	20,799,000	20,799,000

		218,214,847

Total Short-Term Investments — 2.4% (Cost: $218,032,094)		218,214,847

Total Investments in Securities — 103.2% (Cost: $8,535,748,556)		9,313,379,169

Other Assets, Less Liabilities — (3.2)%		(285,417,297)

Net Assets — 100.0%		$9,027,961,872

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Momentum Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	133,656,711	63,542,218	(b)	—	197,198,929	$197,415,847	$812,466	(c)	$(126,053)		$173,077
BlackRock Cash Funds: Treasury, SL Agency Shares	18,524,000	2,275,000	(b)	—	20,799,000	20,799,000	206,596		—		—
BlackRock Inc.	—	168,298		(53,293)	115,005	57,737,110	—		2,955,471		7,137,440

						$275,951,957	$1,019,062		$2,829,418		$7,310,517

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	126	06/19/20	$18,285	$2,031,838

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,095,164,322	$—	$—	$9,095,164,322
Money Market Funds	218,214,847	—	—	218,214,847

	$9,313,379,169	$—	$—	$9,313,379,169

Derivative financial instruments(a)
Assets
Futures Contracts	$2,031,838	$—	$—	$2,031,838

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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